Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-May-19	Distribution Date	17-Jun-19
Collection Period End	31-May-19	30/360 Days	30
Beg. of Interest Period	15-May-19	Actual/360 Days	33
End of Interest Period	17-Jun-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	554,996,035.42	486,986,706.19	0.3370246
Total Securities		1,444,959,096.94	554,996,035.42	486,986,706.19	0.3370246
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.639630%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.910000%	400,000,000.00	212,036,938.48	144,027,609.25	0.3600690
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	68,009,329.23	337,492.13	170.0233231	0.8437303
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	68,009,329.23	502,902.13

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					7,564,692.06
Monthly Interest					3,369,691.46

Total Monthly Payments					10,934,383.52
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					294,401.24
Aggregate Sales Proceeds Advance					28,162,134.01

Total Advances					28,456,535.25
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					70,878,540.97
Excess Wear and Tear and Excess Mileage					713,098.82
Remaining Payoffs					0.00
Net Insurance Proceeds					541,519.86
Residual Value Surplus					3,819,975.94

Total Collections					115,344,054.36

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		33,394,662.00			2,195
Involuntary Repossession		173,177.00			13
Voluntary Repossession		75,572.00			4
Full Termination		26,264,754.00			1,809
Bankruptcty		51,401.00			4
Insurance Payoff			530,806.56		35
Customer Payoff				473,860.67	32
Grounding Dealer Payoff				9,857,446.80	625
Dealer Purchase				1,788,678.81	95

Total		59,959,566.00	530,806.56	12,119,986.28	4,812

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,332	675,936,421.19	7.00000%	554,996,035.42
Total Depreciation Received		(9,933,343.82)		(7,940,312.41)
Principal Amount of Gross Losses	(58)	(964,436.33)		(793,759.50)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,792)	(32,694,235.49)		(26,473,814.12)
Scheduled Terminations	(2,379)	(39,932,600.19)		(32,801,443.20)

Pool Balance - End of Period	30,103	592,411,805.36		486,986,706.19
Remaining Pool Balance
Lease Payment				54,870,417.77
Residual Value				432,116,288.42

Total				486,986,706.19

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	115,344,054.36
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	115,344,054.36
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	378,386.39
3. Reimbursement of Sales Proceeds Advance	36,915,455.87
4. Servicing Fee:
Servicing Fee Due	462,496.70
Servicing Fee Paid	462,496.70
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	37,756,338.96
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	337,492.13
Class A-3 Notes Monthly Interest Paid	337,492.13
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	502,902.13
Total Note and Certificate Monthly Interest Paid	502,902.13
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	77,084,813.27
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	68,009,329.23
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	68,009,329.23
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	9,075,484.04

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			9,075,484.04
Gross Reserve Account Balance			30,749,870.50
Remaining Available Collections Released to Seller			9,075,484.04
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.41
Monthly Prepayment Speed			82%
Lifetime Prepayment Speed			77%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,003,515.43
Securitization Value of Defaulted Receivables and Casualty Receivables		793,759.50	58
Aggregate Defaulted and Casualty Gain (Loss)		209,755.93
Pool Balance at Beginning of Collection Period		554,996,035.42
Net Loss Ratio
Current Collection Period		0.0378%
Preceding Collection Period		-0.0047%
Second Preceding Collection Period		0.0309%
Third Preceding Collection Period		-0.0218%
Cumulative Net Losses for all Periods		0.2266%	3,274,803.46

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.66%	3,649,286.75	246
61-90 Days Delinquent	0.15%	810,625.64	55
91-120 Days Delinquent	0.10%	551,916.60	38
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.90%	5,011,828.99	339

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.25%	0.27%
Preceding Collection Period		0.24%	0.26%
Second Preceding Collection Period		0.23%	0.26%
Third Preceding Collection Period		0.24%	0.27%
60 Day Delinquent Receivables		1,827,918.97
Delinquency Percentage		0.33%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		59,659,416.00	4,004
Securitization Value		57,437,149.06	4,004

Aggregate Residual Value Surplus (Loss)		2,222,266.94

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		407,997,109.68	27,803
Cumulative Securitization Value		405,743,607.47	27,803

Cumulative Residual Value Surplus (Loss)		2,253,502.21

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			46,712,662.57
Reimbursement of Outstanding Advance			36,915,455.87
Additional Advances for current period			28,162,134.01

Ending Balance of Residual Advance			37,959,340.71

Beginning Balance of Payment Advance			908,299.08
Reimbursement of Outstanding Payment Advance			378,386.39
Additional Payment Advances for current period			294,401.24

Ending Balance of Payment Advance			824,313.93

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO